RESERVES, Terms and Conditions of Restricted Stock Units (Details) - Restricted Stock Units [Member] - shares	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Terms and conditions of restricted stock units [Abstract]
Number of shares converted upon vesting (in shares)		1
Number of shares vest upon achieving service based condition (in shares)	0	0
Expiring September 9, 2025 [Member]
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)		600,000